Power Momentum Index VIT Fund

Class 1 shares

Class 2 shares

Power Dividend Index VIT Fund

Class 1 shares

Class 2 shares

Power Income VIT Fund

Class 1 shares

Class 2 shares

(each a series of Northern Lights Variable Trust)

Supplement dated January 17, 2020,

to the Prospectus dated May 1, 2019

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Effective December 31, 2019, Robert Shea no longer serves as a Portfolio Manager of Power Momentum Index VIT Fund, Power Dividend Index VIT Fund and Power Income VIT Fund (the "Funds"). Therefore, all references to Robert Shea are deleted from the Prospectus and SAI as of that date.

Effective December 9, 2019, Nicholas A. Lobley of W.E. Donoghue & Co., LLC has been added as a portfolio manager of the Funds. John A. Forlines, of W.E. Donoghue & Co., LLC, together with Jeffrey R. Thompson, Richard E. Molari and Nicholas A. Lobley are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Fund Summary-Power Momentum Index VIT Fund” on page 3 of the Prospectus.

Investment Adviser: W.E. Donoghue & Co., LLC is the Fund’s investment adviser.

Portfolio Managers: John A. Forlines, CIO of the adviser, Jeffrey R. Thompson, CEO of the adviser, Richard E. Molari, COO of the adviser and Nicholas A. Lobley, Portfolio Manager of the adviser each serve the Fund as a Portfolio Co-Manager. Mr. Molari and Mr. Thompson each have served the Fund as a Portfolio Co-Manager since March 2017. Mr. Forlines has served the Fund as Portfolio Co-Manager since December 2017. Mr. Lobley served the Fund as Portfolio Co-Manager since December 2019. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

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The following replaces the information in the section titled “Fund Summary- Power Dividend Index VIT Fund” on page 6 of the Prospectus.

Investment Adviser: W.E. Donoghue & Co., LLC is the Fund’s investment adviser.

Portfolio Managers: John A. Forlines, CIO of the adviser, Jeffrey R. Thompson, CEO of the adviser, Richard E. Molari, COO of the adviser and Nicholas A. Lobley, Portfolio Manager of the adviser each serve the Fund as a Portfolio Co-Manager. Mr. Molari and Mr. Thompson each have served the Fund as a Portfolio Co-Manager since March 2017. Mr. Forlines has served the Fund as Portfolio Co-Managers since December 2017. Mr. Lobley has served as Portfolio Co-Manager since December 2019. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

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The following replaces the information in the section titled “Fund Summary- Power Income VIT Fund” on page 10 of the Prospectus.

Investment Adviser: W.E. Donoghue & Co., LLC is the Fund’s investment adviser.

Portfolio Managers: John A. Forlines, CIO of the adviser, Jeffrey R. Thompson, CEO of the adviser, Richard E. Molari, COO of the adviser and Nicholas A. Lobley, Portfolio Manager of the adviser each serve the Fund as a Portfolio Co-Manager. Mr. Thompson has served the Fund as a Portfolio Co-Manager since it commenced operations in 2012. Mr. Molari has served the Fund as a Portfolio Co-Manager since October 2016. Mr. Forlines has served the Fund as Portfolio Co-Manager since October 2018. Mr. Lobley has served the Fund as Portfolio Co-Managers since December 2019. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

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The following information has been added as the second to the last paragraph in the section titled “Portfolio Managers” on page 19 of the Prospectus.

Portfolio Managers:

Nicholas A. Lobley – Portfolio Manager

Mr. Lobley was promoted to Portfolio Manager of W.E. Donoghue & Co., LLC in 2019. Mr. Lobley was previously promoted to Senior Research Analyst in 2018 after joining the firm as Analyst in 2018. Prior to joining the adviser, Mr. Lobley was an Analyst with JAForlines Global, an independent investment adviser, since 2017. From 2016 to 2017, Mr. Lobley was an Associate with Paley Advisors, LLC. Mr. Lobley holds a Bachelor of Arts in Economics from Oberlin College.

* * * * * *

The information in this supplement contains new and additional information beyond that in the Prospectus, and Statement of Additional Information (“SAI”), October 28, 2019. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

Please retain this Supplement for future reference.

Power Momentum Index VIT Fund

Class 1 shares

Class 2 shares

Power Dividend Index VIT Fund

Class 1 shares

Class 2 shares

Power Income VIT Fund

Class 1 shares

Class 2 shares

(each a series of Northern Lights Variable Trust)

Supplement dated January 17, 2020,

to the Statement of Additional Information (“SAI”) dated May 1, 2019

Effective December 31, 2019, Robert Shea no longer serves as a Portfolio Manager of Power Momentum Index VIT Fund, Power Dividend Index VIT Fund and Power Income VIT Fund (the "Funds"). Therefore, all references to Robert Shea are deleted from the Prospectus and SAI as of that date.

Effective December 9, 2019, Nicholas A. Lobley of W.E. Donoghue & Co., LLC has been added as a portfolio manager of the Funds. John A. Forlines, of W.E. Donoghue & Co., LLC, together with Jeffrey R. Thompson, Richard E. Molari, and Nicholas A. Lobley are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

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The following replaces the information in the section titled “Portfolio Managers” on page 25 of the SAI:

Total Other Accounts Managed

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
Jeffery R. Thompson	9	$702 Million	None	None	Unknown	$1,903 Million
Richard E. Molari	9	$702 Million	None	None	Unknown	$1,903 Million
John A. Forlines	9	$702 Million	None	None	Unknown	$1,903 Million
Nicholas A. Lobley	9	$702 Million	None	None	Unknown	$1,903 Million

Other Accounts Managed Subject to Performance-Based Fees

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
Jeffery R. Thompson	None	None	None	None	None	None
Richard E. Molari	None	None	None	None	None	None
John A. Forlines	None	None	None	None	None	None
Nicholas A. Lobley	None	None	None	None	None	None

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The following replaces the information in the section titled “Portfolio Managers, Ownership” on page 26 of the SAI:

Name of Portfolio Manger	Dollar Range of Equity Securities in the Power Momentum Index VIT Fund	Dollar Range of Equity Securities in the Power Global Dividend Index VIT Fund	Dollar Range of Equity Securities in the Power Income VIT Fund
Jeffery R. Thompson	None	None	None
Richard E. Molari	None	None	None
John A. Forlines	None	None	None
Nicholas A. Lobley	None	None	None

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus, and Statement of Additional Information (“SAI”), October 28, 2019. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

Please retain this Supplement for future reference.